Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

Schedule H, Line 4i – Schedule of Assets

(Held at End of Year)

As of December 31, 2024

		(c)
(a)	(b) Identity of Issue, Fund or Borrower	Description of Investment	(d) Cost (1)	(e) Current Value

	Money market fund:
*	Fidelity Management Trust Company:
	Fidelity Government Money Market	563,134 shares		$563,134
	Commingled trust funds:
*	Fidelity Management Trust Company:
	Contrafund Pool Class D	8,547,800 units		389,010,394
	Managed Income Portfolio II Class 3	121,077,175 units		121,077,175
	Northern Trust Funds:
	Aggregate Bond Index Fund	138,615 units		17,362,957
	Collective Russell 2000 Index	62,001 units		22,802,268
	EAFE Index Fund Tier 3	190,521 units		29,490,803
	S&P 500 Index Fund	436,477 units		256,080,879
	BlackRock
	International	178,090 units		3,506,469
				839,330,945
	Mutual funds:
*	Fidelity Management Trust Company:
	Freedom Index Income Fund	636,376 shares		7,445,594
	Freedom Index 2010 Fund	319,179 shares		4,095,063
	Freedom Index 2020 Fund	3,184,005 shares		50,211,763
	Freedom Index 2030 Fund	8,163,191 shares		164,651,557
	Freedom Index 2040 Fund	5,981,550 shares		147,265,760
	Freedom Index 2050 Fund	3,896,323 shares		101,187,499
	Freedom Index 2060 Fund	2,983,724 shares		54,035,248
	JP Morgan Mid Cap Value Fund:
	Institutional Class	1,707,097 shares		62,723,278
	PIMCO Total Return Fund:
	Institutional Class	3,545,838 shares		30,068,706
				621,684,468
	Other investments:
*	PACCAR Inc common stock	12,798,975 shares		1,331,364,750
	Total investments			$2,792,943,297
*	Participant loans	Maturing through 2039, with interest rates ranging from 4.25% to 9.50%		$63,384,614

* Indicates party in interest to the Plan.

(1) Cost information is omitted, as investments are participant-directed.